Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Thousands, shares in Millions	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Liability, Current	$ 0	$ 558	$ 1
Number of shares (in shares)		12.3
Payments for working capital liability	2,800
Working capital, contract refund	3,900
Working capital, accounts receivable adjustment	$ 1,000
Series C Convertible Preferred Stock Warrants [Member]
Derivative Liability, Current			$ 8,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8.3
Number of shares (in shares)		0.2	1.0